SEGMENT RESULTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
SUMMARY OF RESULTS OF OPERATIONS FOR REPORTING SEGMENTS

The table below presents the results of operations for our reporting segments for the periods presented.

	Three Months Ended March 31,			Three Months Ended March 31,
	2023	2023	2023	2022	2022	2022
(Amounts in 000’s)	Real Estate Services	Healthcare Services	Total	Real Estate Services	Healthcare Services	Total
Revenues:
Patient care revenues	$—	$1,916	$1,916	$—	$2,311	$2,311
Rental revenues	1,708	—	1,708	4,065	—	4,065
Management fees	278	—	278	265	—	265
Other revenues	4	—	4	7	—	7
Total revenues	1,990	1,916	3,906	4,337	2,311	6,648
Expenses:
Patient care expense	—	2,537	2,537	—	2,343	2,343
Facility rent expense	149	—	149	1,341	298	1,639
Cost of management fees	141	—	141	179	—	179
Depreciation and amortization	507	3	510	607	6	613
General and administrative expense	1,042	164	1,206	1,020	103	1,123
Doubtful accounts expense (recovery)	—	16	16	1,711	50	1,761
Other operating expenses	79	13	92	289	40	329
Total expenses	1,918	2,733	4,651	5,147	2,840	7,987
Income (loss) from operations	72	(817)	(745)	(810)	(529)	(1,339)
Other expense:
Interest expense, net	678	2	680	631	22	653
Other expense, net	350	217	567	935	—	935
Total other expense, net	1,028	219	1,247	1,566	22	1,588
Net loss	$(956)	$(1,036)	$(1,992)	$(2,376)	$(551)	$(2,927)

						$—

The table below presents the results of operations for our reporting segments for the periods presented.

	Twelve Months Ended December 31,			Twelve Months Ended December 31,
	2022	2022	2022	2021	2021	2021
(Amounts in 000’s)	Real Estate Services	Healthcare Services	Total	Real Estate Services	Healthcare Services	Total
Revenues:
Patient care revenues	$—	$22,060	$22,060	$—	$9,485	$9,485
Rental revenues	12,794	—	12,794	16,093	—	16,093
Management fees	1,045	—	1,045	1,021	—	1,021
Other revenues	26	—	26	91	—	91
Total revenues	13,865	22,060	35,925	17,205	9,485	26,690
Expenses:
Patient care expense	—	20,453	20,453	—	9,243	9,243
Facility rent expense	4,050	826	4,876	5,274	1,190	6,464
Cost of management fees	619	—	619	672	—	672
Depreciation and amortization	2,371	33	2,404	2,575	16	2,591
General and administrative expense	3,458	1,194	4,652	3,427	504	3,931
Doubtful accounts expense (recovery)	4,298	618	4,916	(78)	260	182
Loss on disposal of assets	1,296	121	1,417	—	—	—
Loss on Lease Termination	1,436	—	1,436	—	—	—
Other operating expenses	631	1,343	1,974	1,016	58	1,074
Total expenses	18,159	24,588	42,747	12,886	11,271	24,157
Income (loss) from operations	(4,294)	(2,528)	(6,822)	4,319	(1,786)	2,533
Other (income) expense:
Interest expense, net	2,567	(38)	2,529	2,653	16	2,669
(Gain) Loss on extinguishment of debt	452	—	452	(146)	—	(146)
Other (income) expense, net	(987)	(1,949)	(2,936)	1,192	—	1,192
Total other (income) expense, net	2,032	(1,987)	45	3,699	16	3,715
Net loss	$(6,326)	$(541)	$(6,867)	$620	$(1,802)	$(1,182)